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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000
                                               ------------------

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings
                                          entries.
Institutional Investment Manager Filing this Report:

Name:       EnTrust Partners LLC
            --------------------------------------------
Address:    717 Fifth Avenue
            --------------------------------------------
            New York, NY 10022
            --------------------------------------------


Form 13F File Number:  28-04371
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard I. Ellenbogen
            --------------------------------------------
Title:      Vice President & General Counsel
            --------------------------------------------
Phone:      212.224.5505
            --------------------------------------------

Signature, Place, and Date of Signing:

/s/Richard I. Ellenbogen    New York, NY                   11/14/00
------------------------    -------------------------      --------
(Signature)                 (City, State)                   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
            ------------------------        -----------------------------------
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                            ------------------

Form 13F Information Table Entry Total:              35
                                            ------------------

Form 13F Information Table Value Total:    $         116,388
                                            ------------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



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

                                                                                    ENTRUST PARTNERS LLC
NAME OF ISSUER                            TITLE OF CLASS    CUSIP      MARKET VALUE SHARES/PRN AMT SH/PRN PUT/CALL
                                                                       * 1000
AT&T CANADA INC DEP. RECEIPT              DEP.RECEIPT       00207Q202          5307         174000 SH
ASPECT TELECOMMUNICATIONS CORP            COMMON STOCK      04523710          10871         527100 SH
ASPEON INC                                COMMON STOCK      045354107           401         233175 SH
AT&T CORP LIBERTY MEDIA CORP              COMMON STOCK      001957208          1146          63450 SH
AZTEC TECHNOLOGY PARTNERS INC             COMMON STOCK      05480L101           821         796500 SH
BEA SYSTEMS INC                           COMMON STOCK      073325102          3720          47775 SH
CABLETRON SYSTEMS INC                     COMMON STOCK      28205610           6387         216525 SH
CASELLA WASTE SYSTEMS INC-CLA             COMMON STOCK      147448104          4834         477450 SH
CRESTLINE CAPITAL CORP                    COMMON STOCK      226153104          6106         304350 SH
EPICOR SOFTWARE CORP                      COMMON STOCK      29426L108          4160        1188600 SH
***ESC MEDICAL SYSTEMS LTD                CONVERT. BOND     269025AB8          1747        2000000 SH
***ESC MEDICAL SYSTEMS LTD                ORDINARY SHS      M40868107          3602         192100 SH
FINOVA GROUP INC                          COMMON STOCK        3.18E+08         1398         192800 SH
GOLDEN STATE BANCORP INC                  COMMON STOCK      381197102          4852         205400 SH
JOHN WILEY & SONS INC CLASS A             COMMON STOCK      968223206          1789          78000 SH
NAVISTAR INTERNATIONAL CORP               COMMON STOCK      63934E108          9756         325875 SH
NTL INC                                   COMMON STOCK      629407107          5090         109900 SH
REGIS CORP-MINN                           COMMON STOCK      758932107          1966         131050 SH
STARWOOD HOTELS & RESORTS                 COMMON STOCK      85590A203          6120         195825 SH
***SBS BROADCASTING SA                    COMMON STOCK      L8137F102          6243         156900 SH
***SHAW COMMUNICATIONS INC                COMMON STOCK      82028K200          1470          64800 SH
SUN MICROSYSTEMS INC                      COMMON STOCK      866810104           234           2000 SH
TELEPHONE & DATA SYSTEMS INC              COMMON STOCK      879433100          6144          55500 SH
UNITEDGLOBALCOM CL A                      COMMON STOCK      913247508          9966         332200 SH
VODAFONE GROUP PLC NEW                    COMMON STOCK      92857W100          3585          96900 SH
ASPECT TELECOMMUNICATIONS CORP            COMMON STOCK        3.18E+08          869           2575 SH     CALL
NAVISTAR INTERNATIONAL CORP               COMMON STOCK      63934E108            32            430 SH     CALL
NAVISTAR INTERNATIONAL CORP               COMMON STOCK      63934E108            27            850 SH     CALL
CAPROCK COMM                              COMMON STOCK      140667106            21             43 SH     PUT
GLOBALSTAR T JAN 020                      COMMON STOCK      G3930H104          6308           4427 SH     PUT
GLOBALSTAR T JAN 010                      COMMON STOCK      G3930H104           124            215 SH     PUT
RITE AID CRP JAN 005                      COMMON STOCK        7.68E+08          152            935 SH     PUT
TAKE TWO INTERACTIVE SOFT.                COMMON STOCK      0008740541          172            430 SH     PUT
VENTANA MED JAN 22.5                      COMMON STOCK      92276H106           225            720 SH     PUT
XEIKON NV AUG 020 AME                     COMMON STOCK        9.84E+08          743           1080 SH     PUT
                                                                             116388
*** FOREIGN COMPANY

Table continued...


NAME OF ISSUER                       INVESTMENT MANAGERS  SOLE   SHARED  NONE
                                     Discretion
AT&T CANADA INC DEP. RECEIPT         SOLE                  14000
ASPECT TELECOMMUNICATIONS CORP       SOLE                 527100
ASPEON INC                           SOLE                 233175
AT&T CORP LIBERTY MEDIA CORP         SOLE                  63450
AZTEC TECHNOLOGY PARTNERS INC        SOLE                 796500
BEA SYSTEMS INC                      SOLE                  47775
CABLETRON SYSTEMS INC                SOLE                 216525
CASELLA WASTE SYSTEMS INC-CLA        SOLE                 477450
CRESTLINE CAPITAL CORP               SOLE                 304350
EPICOR SOFTWARE CORP                 SOLE                  1E+06
***ESC MEDICAL SYSTEMS LTD           SOLE                  2E+06
***ESC MEDICAL SYSTEMS LTD           SOLE                 192100
FINOVA GROUP INC                     SOLE                 192800
GOLDEN STATE BANCORP INC             SOLE                 205400
JOHN WILEY & SONS INC CLASS A        SOLE                  78000
NAVISTAR INTERNATIONAL CORP          SOLE                 325875
NTL INC                              SOLE                 109900
REGIS CORP-MINN                      SOLE                 131050
STARWOOD HOTELS & RESORTS            SOLE                 195825
***SBS BROADCASTING SA               SOLE                 156900
***SHAW COMMUNICATIONS INC           SOLE                  64800
SUN MICROSYSTEMS INC                 SOLE                   2000
TELEPHONE & DATA SYSTEMS INC         SOLE                  55500
UNITEDGLOBALCOM CL A                 SOLE                 332200
VODAFONE GROUP PLC NEW               SOLE                  96900
ASPECT TELECOMMUNICATIONS CORP       SOLE                   2575
NAVISTAR INTERNATIONAL CORP          SOLE                    430
NAVISTAR INTERNATIONAL CORP          SOLE                    850
CAPROCK COMM                         SOLE                     21
GLOBALSTAR T JAN 020                 SOLE                   4427
GLOBALSTAR T JAN 010                 SOLE                    215
RITE AID CRP JAN 005                 SOLE                    935
TAKE TWO INTERACTIVE SOFT.           SOLE                    172
VENTANA MED JAN 22.5                 SOLE                    225
XEIKON NV AUG 020 AME                SOLE                   1080

*** FOREIGN COMPANY